Taxes recoverable/payable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 511,972	R$ 293,461
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	205,964
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	141,703	134,624
Social Securitys Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	44,556	44,515
I R R F Withholding Income Tax On Financials Investments [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	64,770	63,361
Other Tax Payables [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 54,979	R$ 50,961